Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	DISCONTINUED OPERATIONS

On May 15, 2020, PNC completed the sale of its 31.6 million shares of BlackRock, Inc., common and preferred stock through a registered secondary offering at a price of $420 per share. In addition, BlackRock repurchased 2.65 million shares from PNC at a price of $414.96 per share. The total proceeds from the sale were $14.2 billion in cash, net of $.2 billion in expenses, and resulted in a gain on sale of $4.3 billion. Additionally, PNC contributed 500,000 BlackRock shares to the PNC Foundation on May 18, 2020.

As a result, PNC has divested its entire holding in BlackRock. PNC and its affiliates only hold shares of BlackRock stock in a fiduciary capacity for clients of PNC and its affiliates. The divestiture of BlackRock represents a strategic shift that has a major effect on our operations and financial results. We have reported the historical results of operations and earnings per share for continuing and discontinued operations in the consolidated financial statements for all periods presented. All other notes to the consolidated financial statements have been revised to reflect only continuing operations. BlackRock activity and balances have been removed from Note 15 Earnings Per Share, Note 17 Other Comprehensive Income, Note 18 Income Taxes, Note 22 Parent Company and Note 23 Segment Reporting. The remaining Notes were not impacted by discontinued operations.

The following table summarizes the results from the discontinued operations of BlackRock included in the Consolidated Income Statement:
Table 34: Consolidated Income Statement - Discontinued Operations

	Year ended December 31
In millions	2019	2018	2017
Noninterest income	$988	$942	$1,077
Total revenue	988	942	1,077
Income from discontinued operations before income taxes and noncontrolling interests	988	942	1,077
Income taxes	161	154	287
Net income from discontinued operations	$827	$788	$790

The following table summarizes the cash flows of discontinued operations of BlackRock included in the Consolidated Statement of Cash Flows:
Table 35: Consolidated Statement of Cash Flows - Discontinued Operations

	Year ended December 31
In millions	2019	2018	2017
Cash flows from discontinued operations
Net cash provided by operating activities of discontinued operations	$299	$264	$65